7. ACCRUED EXPENSES	12 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
7. ACCRUED EXPENSES

Accrued expenses consist of the following:

	June 30,	June 30,
	2014	2013
Clinical study costs	$617,055	$1,054,270
Other research related expenses	463,695	186,241
Professional services	211,711	208,731
Insurance premiums payable	-	125,671
Other	216,497	126,814
	$1,508,958	$1,701,727